NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Gainslosses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss
Income from investments in securities	R$ 8,862,367	R$ (1,371,589)	R$ (12,034,809)
Derivative financial instruments	2,033,429	2,190,944	762,019
Total	R$ 10,895,796	R$ 819,355	R$ (11,272,790)